UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              24 Village Green Drive
                      Litchfield, CT 06759

Form 13F File Number: 28-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Fred Shahrabani
Title:                Chief Compliance Officer
Phone:                (860) 567-1101

Signature, Place, and Date of Signing:

/s/ Fred Shahrabani               Litchfield, CT          November 13, 2008
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     24

Form 13F Information Table Value Total:     195,745
                                           (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                 LITCHFIELD CAPITAL MANAGEMENT, LLC
                                          As of 9/30/08

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    ($1,000)   Amount     PRN CALL    Discretion    Managers      Authority

                                                                                                                Sole   Shared  None

ANNALY CAP MGMT INC           COM            035710409    2,690      200,000 SH          SOLE                      200,000
AON CORP                      COM            037389103    2,248       50,000 SH          SOLE                       50,000
ARCH CAP GROUP LTD            ORD            G0450A105      730       10,000 SH          SOLE                       10,000
AXIS CAPITAL HOLDINGS         SHS            G0692U109    1,586       50,000 SH          SOLE                       50,000
BERKLEY W R CORP              COM            084423102    1,441       61,200 SH          SOLE                       61,200
CHUBB CORP                    COM            171232101      972       17,700 SH          SOLE                       17,700
DOWNEY FINL CORP              COM            261018105    3,220    1,149,960 SH          SOLE                    1,149,960
GRUBB & ELLIS CO              COM PAR $0.01  400095204    1,251      463,282 SH          SOLE                      463,282
LANDAMERICA FINL GROUP INC    COM            514936103   10,704      441,392 SH          SOLE                      441,392
LANDAMERICA FINL GROUP INC    COM            514936103    2,425      100,000      CALL   SOLE                      100,000
NATIONAL CITY CORP            COM            635405103      912      521,008 SH          SOLE                      521,008
NYSE EURONEXT                 COM            629491101    6,437      164,295 SH          SOLE                      164,295
PHARMACYCLICS INC             COM            716933106      723      365,179 SH          SOLE                      365,179
REGIONAL BK HOLDRS TR         DEPOSITRY RCPT 75902E100   16,625      155,000 SH          SOLE                      155,000
REGIONAL BK HOLDRS TR         DEPOSITRY RCPT 75902E100   16,304      152,000      PUT    SOLE                      152,000
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605    9,945      500,000      CALL   SOLE                      500,000
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605    9,945      500,000      CALL   SOLE                      500,000
SPDR SERIES TRUST             S&P HOMEBUILD  78464A888    5,901      300,000      PUT    SOLE                      300,000
SPDR TR                       UNIT SER 1     78462F103   23,198      200,000 SH          SOLE                      200,000
SPDR TR                       UNIT SER 1     78462F103   57,995      500,000      CALL   SOLE                      500,000
STEWART INFORMATION SVCS COR  COM            860372101    8,691      292,122 SH          SOLE                      292,122
TRAVELERS COMPANIES INC       COM            89417E109    2,641       58,438 SH          SOLE                       58,438
US BANCORP DEL                COM NEW        902973304    7,204      200,000      PUT    SOLE                      200,000
WILLIS GROUP HOLDINGS LTD     SHS            G96655108    1,958       60,700 SH          SOLE                       60,700